Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Licenses	Activity related to TDS' Licenses is presented below.

	UScellular	Wireline	Cable	Total
(Dollars in millions)
Balance at December 31, 2018	$2,190	$2	$3	$2,195
Acquisitions	267	—	—	267
Divestitures	(10)	—	—	(10)
Exchanges - Licenses received	26	—	—	26
Capitalized interest	2	—	—	2
Balance at December 31, 2019	2,475	2	3	2,480
Acquisitions	171	—	—	171
Divestitures	(18)	—	—	(18)
Capitalized interest	5	—	—	5
Balance at December 31, 2020	$2,633	$2	$3	$2,638

Schedule of Goodwill
Activity related to TDS' Goodwill is presented below.

	Wireline[1]	Cable	Total
(Dollars in millions)
Balance at December 31, 2018	$409	$100	$509
Acquisitions	—	38	38
Balance at December 31, 2019	409	138	547
Acquisitions	—	—	—
Balance at December 31, 2020	$409	$138	$547
[1]Accumulated impairment losses in prior periods were $29 million for Wireline.

Schedule of Other intangible Assets
Activity related to TDS' Other intangible assets is presented below.

	December 31, 2020			December 31, 2019
	Gross Amount	Accumulated Amortization	Net Amount	Gross Amount	Accumulated Amortization	Net Amount
(Dollars in millions)
Franchise rights	$255	$(51)	$204	$255	$(34)	$221
Customer lists and Trade name[1]	29	(20)	9	49	(31)	18
Total	$284	$(71)	$213	$304	$(65)	$239
[1]The Customer lists and Trade name balances at December 31, 2019 differ from the amounts reported in Note 8 – Intangible Assets of the 2019 Form 10-K, as the previously reported amounts included certain intangible assets that were fully amortized and had a net book value of zero.